Derivative Financial Instruments (Derivatives Balance Sheet Location) (Details) - Commodity contracts - USD ($) $ in Millions		Dec. 31, 2016	Dec. 31, 2015
Derivatives, Fair Value [Line Items]
Derivative Asset, Fair Value, Gross Asset	[1]	$ 0	$ 9
Derivative Liability, Fair Value, Gross Liability	[1]	(60)	(32)
Other Current Assets [Member]
Derivatives, Fair Value [Line Items]
Derivative Asset, Fair Value, Gross Asset	[1]	0	9
Other Current Liabilities [Member]
Derivatives, Fair Value [Line Items]
Derivative Liability, Fair Value, Gross Liability	[1]	(13)	(5)
Other Noncurrent Assets [Member]
Derivatives, Fair Value [Line Items]
Derivative Asset, Fair Value, Gross Asset	[1]	0	0
Deferred credits and other liabilities [Member]
Derivatives, Fair Value [Line Items]
Derivative Liability, Fair Value, Gross Liability	[1]	$ (47)	$ (27)

[1]	(1)Includes embedded derivatives in commodity contracts as discussed above.